Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Subsidiary Sale Of Stock [Line Items]
Summary of Fair Value Hierarchy of The Valuation
The following table presents information about the Company’s assets that are measured at fair value as of December 31, 2021 and 2020, and indicates the fair value hierarchy of the valuation:

	Fair Value Measurements
(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2021
Money market funds included in cash and cash equivalents	$286,890	$—	$—	$286,890
Contingent earnout liability	—	—	59,722	59,722
Private placement warrant liability	—	—	2,646	2,646
December 31, 2020
Money market funds included in cash and cash equivalents	$56,907	$—	$—	$56,907
SVB warrant liability	—	—	545	545

Common Stock Warrants [Member]
Subsidiary Sale Of Stock [Line Items]
Summary of Black- Scholes model using the following inputs	The inputs below correspond to June 10, 2021, the date of exercise:

	June 10, 2021	December 31, 2020
Expected (remaining) option term (in years)	3.69	4.13
Expected volatility%	65.0%	55.4%
Risk-free interest rate%	0.45%	0.36%
Expected dividend yield%	—%	—%
Fair value of common stock (per share)	$9.51	$2.93

Private Placement [Member]
Subsidiary Sale Of Stock [Line Items]
Summary of Fair Value Hierarchy of The Valuation
The Private Placement Warrants were valued using the following assumptions under the Binomial Lattice Model:

	December 31, 2021	July 14, 2021
Market price of public stock	$5.37	$8.56
Exercise price	$11.50	$11.50
Expected term (years)	4.53	5.01
Volatility	56.0%	39.1%
Risk-free interest rate	1.19%	0.85%
Dividend rate	0.0%	0.0%